Average Annual Total Returns	12 Months Ended	58 Months Ended				60 Months Ended	69 Months Ended		70 Months Ended		104 Months Ended				120 Months Ended	435 Months Ended	522 Months Ended
	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	[6]	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Lipper U.S. Treasury Money Market Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	3.89%					2.92%	2.54%	[1]			2.13%	[2]			1.82%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	0.05%	[3]			(0.36%)			0.38%	[4]			1.83%	[5]	2.01%
Bloomberg U.S. 4-10 Year Treasury Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.83%	(0.18%)	[3]			(0.51%)							1.59%	[5]	1.65%
Lipper General U.S. Treasury Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	5.85%			(3.40%)		(4.63%)	(4.25%)	[7]			0.00%	[8]			0.28%
Bloomberg U.S. Long Treasury Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.59%					(7.23%)			(6.82%)	[4]			(0.45%)	[9]	0.02%
T. Rowe Price U.S. Treasury Intermediate Index Fund- Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.54%					(1.07%)									1.18%
Performance Inception Date																Sep. 29, 1989
T. Rowe Price U.S. Treasury Intermediate Index Fund- Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.93%					(2.13%)									0.22%
T. Rowe Price U.S. Treasury Intermediate Index Fund- Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.44%					(1.26%)									0.50%
T. Rowe Price U.S. Treasury Intermediate Index Fund-I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.57%					(0.90%)							1.27%
Performance Inception Date													May 03, 2017
T. Rowe Price U.S. Treasury Intermediate Index Fund-Z Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.90%	(0.50%)
Performance Inception Date		Feb. 22, 2021
T. Rowe Price U.S. Treasury Long-Term Index Fund- Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.27%					(7.76%)									(0.38%)
Performance Inception Date																Sep. 29, 1989
T. Rowe Price U.S. Treasury Long-Term Index Fund- Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.62%					(8.89%)									(2.23%)
T. Rowe Price U.S. Treasury Long-Term Index Fund- Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.11%					(6.08%)									(0.70%)
T. Rowe Price U.S. Treasury Long-Term Index Fund-I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.48%					(7.58%)							(0.65%)
Performance Inception Date													May 03, 2017
T. Rowe Price U.S. Treasury Long-Term Fund Index-Z Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.57%					(7.50%)			(6.78%)
Performance Inception Date									Mar. 16, 2020
T. Rowe Price U.S. Treasury Money Fund- Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.04%					3.06%									1.94%
Performance Inception Date																	Jun. 28, 1982
T. Rowe Price U.S. Treasury Money Fund-I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.13%					3.12%							2.29%
Performance Inception Date													May 03, 2017
T. Rowe Price U.S. Treasury Money Fund-Z Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.37%					3.32%			2.89%
Performance Inception Date									Mar. 16, 2020

[1]	Return since 3/31/20.
[2]	Return since 4/30/17.
[3]	Return since 2/22/21.
[4]	Return since 3/16/20.
[5]	Return since 5/3/17.
[6]	Return since 2/28/21.
[7]	Return since 3/31/20.
[8]	Return since 4/30/17.
[9]	Return since 5/3/17.